Balance Sheets (Parenthetical) - USD ($)	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
CURRENT LIABILITIES
Convertible Notes Payable net of unamortized discounts	$ 318,370	$ 326,590	$ 0
Net of deferred charges	$ 71,625	$ 123,586	$ 0
STOCKHOLDERS' DEFICIT
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	1,000,000	0
Preferred stock, shares outstanding	1,000,000	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	500,000,000	500,000,000
Common stock, shares issued	156,844,708	103,096,935	676,575
Common stock, shares outstanding	156,844,708	103,096,935	676,575